                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04893

                                   ----------

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                             2 AVENUE DE LAFAYETTE,
                                  P.O. Box 5049
                              BOSTON, MA 02206-5049
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                       Copy to:
         The Taiwan Fund, Inc.                      Leonard B. Mackey, Jr., Esq.
c/o State Street Bank and Trust Company                Clifford Chance US LLP
      Attention: Tracie A. Coop,                        31 West 52nd Street
          Assistant Secretary                         New York, New York 10019
       4 Copley Place, 5th Floor
            Boston, MA 02116

Registrant's telephone number, including area code: (877) 864-5056

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/November 30, 2010 (Showing Percentage of Net Assets) (unaudited)

                                                      US$
                                                     VALUE
                                      SHARES       (NOTE 1)
                                    ----------   ------------
COMMON STOCKS - 99.2%
CEMENT -- 0.7%
CEMENT INDUSTRY -- 0.7%
Wei Mon Industry Co., Ltd.           4,204,296   $  2,524,026
                                                 ------------
TOTAL CEMENT                                        2,524,026
                                                 ------------
CHEMICALS -- 3.2%
BIOTECHNOLOGY AND MEDICAL CARE INDUSTRY -- 1.5%
Excelsior Medical Co., Ltd.          1,507,729      5,193,522
                                                 ------------
CHEMICAL INDUSTRY -- 1.7%
China Steel Chemical Corp.           1,600,000      5,957,517
                                                 ------------
TOTAL CHEMICALS                                    11,151,039
                                                 ------------
CONSTRUCTION -- 6.4%
BUILDING MATERIAL AND CONSTRUCTION INDUSTRY -- 6.4%
Continental Holdings Corp. (a)*      7,468,000      3,025,664
Hung Poo Real Estate Development
   Corp. (a)                         3,061,000      4,212,546
Prince Housing & Development
   Corp.                             9,899,760      8,184,170
Taiwan Land Development Corp. (a)*  14,586,183      7,177,651
                                                 ------------
TOTAL CONSTRUCTION                                 22,600,031
                                                 ------------
ELECTRIC AND MACHINERY -- 3.2%
ELECTRIC MACHINERY INDUSTRY -- 3.2%
Awea Mechantronic Co., Ltd. (a)      2,264,000      2,510,398
Depo Auto Parts Industrial Co.,
   Ltd. (a)                          1,674,000      4,245,065
Yungtay Engineering Co., Ltd.        3,274,000      4,511,047
                                                 ------------
TOTAL ELECTRIC AND MACHINERY                       11,266,510
                                                 ------------
ELECTRONICS -- 28.6%
COMMUNICATIONS AND INTERNET INDUSTRY -- 3.0%
Chunghwa Telecom Co., Ltd.           1,488,000      3,612,302
Far EasTone Telecommunications
   Co., Ltd.                         4,924,000      6,946,018
                                                 ------------
                                                   10,558,320
                                                 ------------
COMPUTER AND PERIPHERAL EQUIPMENT INDUSTRY -- 2.0%
Avermedia Technologies, Inc.         2,690,000      3,591,667
Clevo Co.                            1,650,000      3,583,368
                                                 ------------
                                                    7,175,035
                                                 ------------
ELECTRONIC PARTS/COMPONENTS INDUSTRY -- 3.7%
Longwell Co. (a)                     3,614,000      5,157,352
Syncmold Enterprise Corp. (a)        2,678,000      4,427,826
Taiwan Surface Mounting
   Technology Corp.                  1,554,000      3,344,293
                                                 ------------
                                                   12,929,471
                                                 ------------
ELECTRONIC PRODUCTS DISTRIBUTION INDUSTRY -- 8.7%
Synnex Technology International
   Corp.                             4,238,544     10,609,396
Wah Lee Industrial Corp. (a)         6,644,000     12,423,784
WPG Holdings Co., Ltd.               4,129,725      7,681,634
                                                 ------------
                                                   30,714,814
                                                 ------------

                                                      US$
                                                     VALUE
                                      SHARES       (NOTE 1)
                                    ----------   ------------
OTHER ELECTRONIC INDUSTRY -- 6.7%
Aurora Corp. (a)                     2,196,000   $  3,810,987
Powercom Co., Ltd. *                 2,384,000      4,770,737
Soft-World International Corp.         154,770        710,827
Tatung Co., Ltd. *                  26,073,000      6,226,899
WT Microelectronics Co., Ltd.        5,056,000      7,845,446
                                                 ------------
                                                   23,364,896
                                                 ------------
SEMICONDUCTOR INDUSTRY -- 4.5%
MPI Corp. *                          1,098,000      3,274,279
Taiwan Semiconductor
   Manufacturing Co., Ltd.           5,994,426     12,467,698
                                                 ------------
                                                   15,741,977
                                                 ------------
TOTAL ELECTRONICS                                 100,484,513
                                                 ------------
FINANCE -- 15.5%
FINANCIAL AND INSURANCE INDUSTRY -- 15.5%
China Life Insurance Co., Ltd.       4,191,254      3,354,928
Chinatrust Financial Holding Co.,
   Ltd.                             16,067,000      9,672,089
Fubon Financial Holding Co., Ltd.    7,349,624      8,969,278
Jih Sun Financial Holdings Co.,
   Ltd. *                           11,240,781      3,761,370
KGI Securities Co., Ltd.            20,740,000      9,559,485
SinoPac Financial Holdings Co.,
   Ltd.                             26,935,000      9,808,201
Union Bank of Taiwan (a)*            4,408,000      1,275,439
Yuanta Financial Holding Co.,
   Ltd.                             13,013,000      7,961,698
                                                 ------------
TOTAL FINANCE                                      54,362,488
                                                 ------------
FOODS -- 4.3%
FOOD INDUSTRY -- 4.3%
Gourmet Master Co., Ltd. (a)*          200,000      2,283,277
Lien Hwa Industrial Corp.            4,815,000      3,640,966
Uni-President Enterprises Corp.      6,600,000      9,126,220
                                                 ------------
TOTAL FOODS                                        15,050,463
                                                 ------------
GLASS AND CERAMICS -- 2.2%
GLASS AND CERAMIC INDUSTRY -- 2.2%
Taiwan Glass Industrial Corp.        6,534,320      7,620,605
                                                 ------------
TOTAL GLASS AND CERAMICS                            7,620,605
                                                 ------------
HEALTHCARE -- 2.8%
HEALTHCARE INDUSTRY -- 2.8%
Pacific Hospital Supply Co., Ltd.    1,099,948      4,907,502
St. Shine Optical Co., Ltd.            392,000      5,143,935
                                                 ------------
TOTAL HEALTHCARE                                   10,051,437
                                                 ------------
OTHERS -- 2.8%
OTHER INDUSTRY -- 2.8%
Globe Union Industrial Corp. (a)     5,128,000      5,063,653
Yem Chio Co., Ltd.                   5,075,316      4,653,656
                                                 ------------
TOTAL OTHERS                                        9,717,309
                                                 ------------

                                                      US$
                                                     VALUE
                                      SHARES       (NOTE 1)
                                    ----------   ------------
PLASTICS -- 5.4%
PLASTIC INDUSTRY -- 5.4%
China Petrochemical Development
   Corp. *                          11,711,000   $ 11,679,305
Nan Ya Plastics Corp.                3,217,000      7,165,892
                                                 ------------
TOTAL PLASTICS                                     18,845,197
                                                 ------------
RUBBER -- 1.6%
RUBBER INDUSTRY -- 1.6%
TSRC Corp.                           3,057,000      5,806,620
                                                 ------------
TOTAL RUBBER                                        5,806,620
                                                 ------------
STEEL AND IRON -- 2.7%
IRON AND STEEL INDUSTRY -- 2.7%
Tung Ho Steel Enterprise Corp.      10,099,000      9,392,492
                                                 ------------
TOTAL STEEL AND IRON                                9,392,492
                                                 ------------
TEXTILES -- 3.9%
TEXTILE INDUSTRY -- 3.9%
Far Eastern New Century Corp.        3,121,200      4,612,813
Li Peng Enterprise Co., Ltd. *       9,847,000      4,845,567
Makalot Industrial Co., Ltd. (a)     1,828,000      4,197,818
                                                 ------------
TOTAL TEXTILES                                     13,656,198
                                                 ------------

                                                      US$
                                                     VALUE
                                      SHARES       (NOTE 1)
                                    ----------   ------------
TRANSPORTATION -- 2.4%
SHIPPING AND TRANSPORTATION INDUSTRY -- 2.4%
Eastern Media International *       16,546,000   $  3,881,043
Farglory F T Z Investment Holding
   Co., Ltd. *                       3,809,000      3,792,443
Taiwan High Speed Rail Corp. (a)*    3,984,000        653,490
                                                 ------------
TOTAL TRANSPORTATION                                8,326,976
                                                 ------------
WHOLESALE AND RETAIL -- 13.5%
TRADING AND CONSUMERS' GOODS INDUSTRY -- 13.5%
Far Eastern Department Stores,
   Ltd.                              8,794,500     12,102,986
Mercuries & Associates, Ltd.         6,680,100      4,963,644
PC Home Online                         922,125      5,717,432
President Chain Store Corp.          2,840,000     11,459,690
Taiwan Tea Corp.                     8,231,000      5,359,972
Test-Rite International Co., Ltd.   10,622,000      7,910,093
                                                 ------------
TOTAL WHOLESALE AND RETAIL                         47,513,817
                                                 ------------
TOTAL COMMON STOCKS
   (Cost -- $264,739,451)                         348,369,721
                                                 ------------
TOTAL INVESTMENTS -- 99.2%
   (Cost -- $264,739,451)                        $348,369,721
                                                 ------------
OTHER ASSETS AND LIABILITIES, NET--0.8%          $  2,685,019
                                                 ------------
NET ASSETS--100.0%                               $351,054,740
                                                 ============

LEGEND:

US $ - United States dollar

(a) Illiquid security. At November 30, 2010, the value of these securities amounted to $60,464,950 which represented 17.2% of net assets.

*    Non-income producing

NOTES TO SCHEDULE OF INVESTMENTS

1. Significant Accounting Policies. The Taiwan Fund, Inc. (the "Fund"), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified closed-end management investment fund.

The Fund concentrates it investments in securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional risks resulting from future political or economic conditions in Taiwan and the possible imposition of adverse governmental laws of currency exchange restrictions affecting Taiwan.

Events or transactions occurring after period end through the date this report was issued have been evaluated by management in the preparation of the financial statements. The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the "Board") may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

- Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

- Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in which markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

- Level 3 - mode derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

Investments in
Securities          Level 1     Level 2   Level 3       Total
--------------   ------------   -------   -------   ------------
Common Stocks#   $348,369,721     $--       $--     $348,369,721
                 ------------     ---       ---     ------------
Total            $348,369,721     $--       $--     $348,369,721
                 ------------     ---       ---     ------------

#    See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. The Fund discloses significant transfers between levels based on evaluations at the end of the reporting period. For the period ended November 30, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund's financial statements.

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations within the Fund's Annual Report and/or Semi-Annual Report from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments in securities.

2. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At November 30, 2010, the aggregate cost basis of the Fund's investment securities for financial reporting purposes was $264,739,451. Net unrealized appreciation of the Fund's investment securities was $83,630,270 of which $88,483,933 related to appreciated investment securities and $(4,853,663) related to depreciated investment securities.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Jamie Skinner

    Jamie Skinner
    President of The Taiwan Fund, Inc.

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jamie Skinner

    Jamie Skinner
    President of The Taiwan Fund, Inc.

Date: January 24, 2011


By: /s/ Cynthia Morse-Griffin

    Cynthia Morse-Griffin
    Treasurer of The Taiwan Fund, Inc.

Date: January 19, 2011